================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/11

Check here if Amendment [ ]; Amendment Number:
                                               --------

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Northaven Management, Inc.

Address: 375 Park Ave., Suite 2709
         New York, NY 10152

Form 13F File Number: 28-
                         -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adena Plesmid
Title: Controller
Phone: 212 798-0305

Signature, Place, and Date of Signing:

A Plesmid                   New York, NY               4/29/11
-------------------         -----------------          ---------------
[Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number       Name

      28-
         -------    ---------------------
      [Repeat as necessary.]

================================================================================

                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total:   17,955
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.  Form 13F File Number       Name

           28-
              -----  -------------   ------------------------

     [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
NAME OF                           TITLE OF               VALUE   SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
ISSUER                             CLASS      CUSIP              PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------  --------  ---------  --------  --------  ---  ----  ----------  --------  ----  ------  ----
ANCHOR BANCORP                    COM       032838104   1070000    100000   SH              SOLE    100000
COMMUNITY BANKERS TRUST CORP      COM       203612106    369289    318325   SH              SOLE    318325
CITIZENS SOUTH BANKING            COM       176682102    801000    180000   SH              SOLE    180000
CONNECTICUT BANK & TRUST COMPANY  COM       207546102   2361080    352400   SH              SOLE    352400
EASTERN INSURANCE HOLDINGS INC    COM       276534104   8518467    658305   SH              SOLE    658305
EASTERN VIRGINIA BANKSHARES INC   COM       277196101    368276    102299   SH              SOLE    102299
HAMPSHIRE FIRST BANK              OTC EQ    408853109   2484667    271400   SH              SOLE    271400
NEW ENGLAND BANCSHARES INC        COM NEW   643863202   1769832    182900   SH              SOLE    182900
STATE BANCORP INC                 COM       855716106    211894     20394   SH              SOLE     20394